Property and Equipment (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 08, 2018	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Textual)
Depreciation expense		$ 29,292	$ 40,655
Predecessor [Member]
Property and Equipment (Textual)
Depreciation expense	$ 18,486